Leases - Schedule of Maturity Operating Lease Obligations (Details) - Jun. 30, 2026	USD ($)	CNY (¥)
Schedule of Maturity Operating Lease Obligations [Abstract]
2026 (remaining six months)	$ 66,923	¥ 455,804
2027	68,511	466,624
2028	22,694	154,568
2029	7,081	48,231
Total lease payments	165,209	1,125,227
Less: Interest	1,848	12,588
Present value of lease liabilities	$ 163,361	¥ 1,112,639